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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RR Partners LP
Address:          c/o East Side Capital Corp.
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:      028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Rasiel
Title:            Principal
Phone:            212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel                               New York, New York                            August 14, 2006
---------------------------                 ----------------------------                ---------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   39
                                                          ------------------

Form 13F Information Table Value Total:                           $1,246,636
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number           Name
         --------          ---------------------          ----------------------

         None.

                                                  RR Partners LP
                                            Form 13F Information Table
                                            Quarter ended June 30, 2006


                                                                               INVESTMENT DISCRETION        VOTING AUTHORITY

                                               FAIR MARKET  SHARES OR SH/
                              TITLE    CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED  SHARED  OTHER
ISSUER                       OF CLASS  NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE  DEFINED  OTHER MANAGERS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
APACHE CORP                    COM   037411105   $13,511    197,968   SH       SOLE                            197,968
-----------------------------------------------------------------------------------------------------------------------------------

ARROW ELECTRS INC              COM   042735100    $8,060    250,300   SH       SOLE                            250,300
-----------------------------------------------------------------------------------------------------------------------------------

AVNET INC                      COM   053807103    $6,997    349,500   SH       SOLE                            349,500
-----------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC                CL A  093679108      $484     97,096   SH       SOLE                             97,096
-----------------------------------------------------------------------------------------------------------------------------------

BLOCKBUSTER INC                CL B  093679207    $3,016    687,096   SH       SOLE                            687,096
-----------------------------------------------------------------------------------------------------------------------------------

BROOKFIELD HOMES CORP          COM   112723101   $25,568    775,973   SH       SOLE                            775,973
-----------------------------------------------------------------------------------------------------------------------------------

CON-WAY INC                    COM   205944101   $21,376    369,000   SH       SOLE                            369,000
-----------------------------------------------------------------------------------------------------------------------------------

DOLLAR THRIFTY AUTO
GROUP INC                      COM   256743105    $2,614     58,000   SH       SOLE                             58,000
-----------------------------------------------------------------------------------------------------------------------------------

EMMIS BROADCASTING CORP        COM   2951525103  $22,342  1,428,500   SH       SOLE                          1,428,500
-----------------------------------------------------------------------------------------------------------------------------------

FASTENAL CO                    COM   311900104   $77,381  1,920,600   SH       SOLE                          1,920,600
-----------------------------------------------------------------------------------------------------------------------------------

FIRST CMNTY BANCORP CALIF      COM   31983B101    $2,399     40,600   SH       SOLE                             40,600
-----------------------------------------------------------------------------------------------------------------------------------

FIRST ENERGY CORP              COM   337932107   $21,966    405,200   SH       SOLE                            405,200
-----------------------------------------------------------------------------------------------------------------------------------



                                                                               INVESTMENT DISCRETION        VOTING AUTHORITY

                                               FAIR MARKET  SHARES OR SH/
                              TITLE    CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED  SHARED  OTHER
ISSUER                       OF CLASS  NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE  DEFINED  OTHER MANAGERS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

HOSPIRA INC                    COM   441060100   $49,703  1,157,500   SH       SOLE                          1,157,500
-----------------------------------------------------------------------------------------------------------------------------------

INTEGRATED DEVICE
TECHNOLOGY                     COM   458118106    $7,037    496,300   SH       SOLE                            496,300
-----------------------------------------------------------------------------------------------------------------------------------

INTEL CORP                     COM   458140100   $22,800  1,200,000   SH       SOLE                          1,200,000
-----------------------------------------------------------------------------------------------------------------------------------

JOHNSON CTLS INC               COM   478366107   $30,898    375,800   SH       SOLE                            375,800
-----------------------------------------------------------------------------------------------------------------------------------

LABORATORY CORP OF
AMER HOLDGS                    COM   50540R409   $15,147    243,400   SH       SOLE                            243,400
-----------------------------------------------------------------------------------------------------------------------------------

LAMAR ADVERTISING CO           CL A  512815101   $45,194    839,100   SH       SOLE                            839,100
-----------------------------------------------------------------------------------------------------------------------------------

LIVE NATION INC                COM   538034109    $2,148    105,500   SH       SOLE                            105,500
-----------------------------------------------------------------------------------------------------------------------------------

LOCKHEED MARTIN CORP           COM   539830109  $146,062  2,036,000   SH       SOLE                          2,036,000
-----------------------------------------------------------------------------------------------------------------------------------

MAGNA INTL INC                 CL A  559222401    $6,297     87,500   SH       SOLE                             87,500
-----------------------------------------------------------------------------------------------------------------------------------

MEDCO HEALTH SOLUTIONS
INC                            COM   58405U102   $19,406    338,800   SH       SOLE                            338,800
-----------------------------------------------------------------------------------------------------------------------------------

MENS WEARHOUSE INC             COM   587118900   $40,711  1,343,600   SH       SOLE                          1,343,600
-----------------------------------------------------------------------------------------------------------------------------------

MI DEVELOPMENT                 CL A  55304X104    $5,051    148,950   SH       SOLE                            148,950
-----------------------------------------------------------------------------------------------------------------------------------

NOKIA CORP                  SPONSORED
                               ADR   654902204    $5,065    250,000   SH       SOLE                            250,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                                               INVESTMENT DISCRETION        VOTING AUTHORITY

                                               FAIR MARKET  SHARES OR SH/
                              TITLE    CUSIP      VALUE     PRINCIPAL PRN PUT/       SHARED  SHARED  OTHER
ISSUER                       OF CLASS  NUMBER (IN THOUSANDS)  AMOUNT      CALL SOLE  DEFINED  OTHER MANAGERS     SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------

ORACLE CORP                    COM   68389X105   $55,787  3,850,000   SH       SOLE                          3,850,000
-----------------------------------------------------------------------------------------------------------------------------------

PARKER HANN                    COM   701094104   $57,330    738,800   SH       SOLE                            738,800
-----------------------------------------------------------------------------------------------------------------------------------

PIONEER NAT RES CO             COM   723787107   $77,644  1,673,000   SH       SOLE                          1,673,000
-----------------------------------------------------------------------------------------------------------------------------------

QUEST DIAGNOSTICS INC          COM   74834L100   $45,983    767,400   SH       SOLE                            767,400
-----------------------------------------------------------------------------------------------------------------------------------

RYLAND GROUP INC               COM   783764103    $4,793    110,000   SH       SOLE                            110,000
-----------------------------------------------------------------------------------------------------------------------------------

SHERWIN WILLIAMS CO            COM   824348106    $2,991     63,000   SH       SOLE                             63,000
-----------------------------------------------------------------------------------------------------------------------------------

SMITH INTL INC                 COM   832110100  $106,852  2,402,800   SH       SOLE                          2,402,800
-----------------------------------------------------------------------------------------------------------------------------------

ST PAUL TRAVELERS INC          COM   792860108   $19,615    440,000   SH       SOLE                            440,000
-----------------------------------------------------------------------------------------------------------------------------------

STEWART ENTERPRISES INC        CL A  680370105    $2,740    476,600   SH       SOLE                            476,600
-----------------------------------------------------------------------------------------------------------------------------------

STRAYER ED INC                 COM   863236105   $32,496    334,600   SH       SOLE                            334,600
-----------------------------------------------------------------------------------------------------------------------------------

STRYKER CORP                   COM   863667101   $41,499    985,500   SH       SOLE                            985,500
-----------------------------------------------------------------------------------------------------------------------------------

TIME WARNER INC                COM   887317108    $2,163    125,000   SH       SOLE                            125,000
-----------------------------------------------------------------------------------------------------------------------------------

UNITEDHEALTH GROUP INC         COM   91324P102   $14,106    315,000   SH       SOLE                            315,000
-----------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC                  COM   94973V107  $181,404  2,492,844   SH       SOLE                          2,492,844
-----------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                       $1,246,636
(in thousands)


